Variable Interest Entity (“VIE”) - Schedule of Operating Results of the VIE’s (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Operating Results of the VIE’s [Line Items]
Operating revenues	$ 20,080,135	¥ 136,763,790	¥ 188,240,855
Gross profit	5,678,094	38,672,932	52,095,196
Loss from operations	102,620	698,938	(18,487,092)
Net income (loss)	(12,692,310)	(86,446,047)	106,297,786
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Operating Results of the VIE’s [Line Items]
Operating revenues	8,382	57,092	128,728
Gross profit	1,639	11,162	128,728
Loss from operations	(308,277)	(2,099,642)	(1,439,606)
Net income (loss)	$ (486,706)	¥ (3,314,898)	¥ 7,141,269